Restructuring Charges (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 69	$ 97	$ 10	$ 8
Charges, net	2	14	206	12
Acquired on acquisition		30
Other non-cash		(1)	(20)
Cash settled	(14)	(71)	(99)	(10)
Ending balance	57	69	97	10
Employee Severance
Restructuring Cost and Reserve [Line Items]
Beginning balance	64	94	10	8
Charges, net	2	13	178	12
Acquired on acquisition		30
Reclassification		(4)
Cash settled	(13)	(69)	(95)	(10)
Ending balance	53	64	94	$ 10
Facility Closing
Restructuring Cost and Reserve [Line Items]
Beginning balance	5	3
Charges, net		1	28
Reclassification		4
Other non-cash		(1)	(20)
Cash settled	(1)	(2)	(5)
Ending balance	$ 4	$ 5	$ 3